Director's Loans (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Borrowings [abstract]
Interest on director's loan	$ 105,630	$ 90,000	$ 128,096
Amortization of transaction costs	108,768	130,256	433,044
Total	$ 214,398	$ 220,256	$ 561,140